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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the six months ended November 30, 2008. This series has May 31 fiscal year end.

Date of reporting period: November 30, 2008

Item 1 - Reports to Stockholders.

Evergreen Intermediate Municipal Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Intermediate Municipal Bond Fund for the six-month period ended November 30, 2008 (the “period”).

The environment for fixed income investing grew increasingly difficult during the period as the nation came to terms with the reality of recession. Investors sought out quality and tried to minimize risk. Treasuries and higher quality short-term debt were among the relatively few investment categories able to weather the financial storm. Meanwhile, the values of corporate bonds and equities fell as evidence mounted that the general economy was weakening and corporate profits were deteriorating. As sentiment in the fixed income markets moved from worries about inflation to concerns about deflation, investors appeared willing to accept virtually nothing for short-term loans to the federal government. Municipal bonds also felt the effects of the market downturn and the general flight to quality, with safety-conscious investors showing clear preference for shorter-maturity debt and higher quality securities. In the domestic equity market, few stocks escaped the damage that affected shares of growth companies, value companies and corporations of all sizes and industry groups. The domestic trends extended to capital markets beyond the United States. Foreign sovereign government debt of industrialized nations held up relatively well, but virtually all other asset classes suffered declines. Further signs of a global recession also pulled commodity and oil prices lower, while the market for gold strengthened.

Economic news seemed only to get worse during the period. After months of deceleration, the U.S. economy finally contracted in the third quarter of 2008. Real Gross Domestic Product (“GDP”) fell by 0.5%, with consumer spending recording its greatest drop in three decades. Economists believed GDP for the fourth quarter of 2008 could drop by more and that the nation’s unemployment rate could climb above 8% in 2009. The National Bureau of Economic Research announced that the domestic economy was officially in recession. Meanwhile, reports of slumping manufacturing production and weakening economic activity appeared throughout the world, signaling a global slowdown. The European Union’s economic analysis bureau reported that GDP for the 15-nation Eurozone fell by 0.2% during the third quarter of 2008. The economic deceleration extended to China, where the central government announced a major fiscal program to stimulate growth while the central bank cut interest rates by one-half of a percentage point. Faced with widening evidence of economic deterioration, the central banks in the U.S. and other major industrialized nations injected added

LETTER TO SHAREHOLDERS continued

liquidity into the markets. These efforts continued into December 2008, after the fiscal period ended, when the U.S. Federal Reserve dropped official interest rates to an historically low range, slashing the target fed funds rate to a range of zero to 0.25%. Meanwhile, Congress and officials of both the outgoing and incoming administrations considered new spending plans to revive the economy and, perhaps, rescue the staggering domestic auto industry.

During a volatile and challenging period in the capital markets, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team supervising Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. In contrast, the managers of Evergreen High Income Municipal Bond Fund focused exclusively on the highest-quality municipal securities, primarily insured bonds. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management team of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., J.L. Kaplan Associates, LLC, First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

After the merger, new interim advisory agreements between the Evergreen Funds and EIMC went into effect, as did new interim sub-advisory agreements with each sub-advisor to the Evergreen Funds. These interim agreements will be in effect until no later than March 19, 2009. Shareholders of the Evergreen Funds will meet on or around February 12, 2009 to consider definitive advisory and sub-advisory agreements for the Evergreen Funds, which would replace the interim agreements.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

FUND AT A GLANCE

as of November 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/20/1997

Class inception date	Class A 2/28/2002	Class B 11/8/2002	Class C 11/8/2002	Class I 10/20/1997	Class IS 7/11/2003

Nasdaq symbol	ESTVX	ESTTX	ESTUX	ESTIX	ESTSX

6-month return with sales charge	-9.42%	-9.93%	-6.20%	N/A	N/A

6-month return w/o sales charge	-4.91%	-5.27%	-5.27%	-4.79%	-4.91%

Average annual return*

1-year with sales charge	-8.99%	-9.78%	-6.09%	N/A	N/A

1-year w/o sales charge	-4.45%	-5.17%	-5.17%	-4.21%	-4.45%

5-year	1.04%	0.95%	1.30%	2.31%	2.06%

10-year	3.79%	3.86%	3.86%	4.49%	4.35%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares’ inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital 5-Year Municipal Bond Index (BC5YMBI) and the Consumer Price Index (CPI).

The BC5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$950.93	$4.55
Class B	$1,000.00	$947.33	$8.20
Class C	$1,000.00	$947.33	$8.20
Class I	$1,000.00	$952.13	$3.33
Class IS	$1,000.00	$950.93	$4.55
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.41	$4.71
Class B	$1,000.00	$1,016.65	$8.49
Class C	$1,000.00	$1,016.65	$8.49
Class I	$1,000.00	$1,021.66	$3.45
Class IS	$1,000.00	$1,020.41	$4.71

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.68% for Class B, 1.68% for Class C, 0.68% for Class I and 0.93% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS A		2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$60.60	$60.79	$60.18	$61.77	$59.24	$62.54

Income from investment operations
Net investment income (loss)	1.08	2.08	2.06	2.09	2.11 [2]	1.93
Net realized and unrealized gains or losses on investments	(4.03)	(0.19)	0.59	(1.61)	2.57	(2.46)

Total from investment operations	(2.95)	1.89	2.65	0.48	4.68	(0.53)

Distributions to shareholders from
Net investment income	(1.07)	(2.08)	(2.04)	(2.07)	(2.15)	(1.98)
Net realized gains	0	0	0	0	0	(0.79)

Total distributions to shareholders	(1.07)	(2.08)	(2.04)	(2.07)	(2.15)	(2.77)

Net asset value, end of period	$56.58	$60.60	$60.79	$60.18	$61.77	$59.24

Total return[3]	(4.91)%	3.17%	4.44%	0.80%	8.02%	(0.87)%

Ratios and supplemental data
Net assets, end of period (thousands)	$40,808	$50,135	$60,693	$57,905	$51,940	$13,026
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.93%[4]	0.93%	0.95%	0.93%[5]	1.00%[5]	1.01%[5]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.93%[4]	0.97%	1.00%	0.98%[5]	1.02%[5]	1.01%[5]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.93%[4]	0.90%	0.90%	0.89%	0.95%	0.98%
Interest and fee expense[6]	0.00%[4]	0.03%	0.05%	0.04%	0.05%	0.03%
Net investment income (loss)	3.68%[4]	3.42%	3.36%	3.42%	3.47%	3.18%
Portfolio turnover rate	17%	80%	75%	115%	100%	247%

1

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to July 14, 2003 are those of Class A shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized
5	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
6	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS B		2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$60.60	$60.79	$60.18	$61.77	$59.24	$62.54

Income from investment operations
Net investment income (loss)	0.85	1.61	1.60 [2]	1.64	1.69 [2]	1.51
Net realized and unrealized gains or losses on investments	(4.02)	(0.18)	0.62	(1.58)	2.57	(2.46)

Total from investment operations	(3.17)	1.43	2.22	0.06	4.26	(0.95)

Distributions to shareholders from
Net investment income	(0.85)	(1.62)	(1.61)	(1.65)	(1.73)	(1.56)
Net realized gains	0	0	0	0	0	(0.79)

Total distributions to shareholders	(0.85)	(1.62)	(1.61)	(1.65)	(1.73)	(2.35)

Net asset value, end of period	$56.58	$60.60	$60.79	$60.18	$61.77	$59.24

Total return[3]	(5.27)%	2.39%	3.70%	0.09%	7.27%	(1.55)%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,633	$8,158	$9,702	$10,844	$9,421	$3,673
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.68%[4]	1.68%	1.70%	1.68%[5]	1.72%[5]	1.71%[5]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.68%[4]	1.68%	1.70%	1.68%[5]	1.72%[5]	1.71%[5]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.68%[4]	1.65%	1.65%	1.64%	1.67%	1.68%
Interest and fee expense[6]	0.00%[4]	0.03%	0.05%	0.04%	0.05%	0.03%
Net investment income (loss)	2.93%[4]	2.67%	2.62%	2.68%	2.79%	2.57%
Portfolio turnover rate	17%	80%	75%	115%	100%	247%

1

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to July 14, 2003 are those of Class B shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized
5	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
6	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS C		2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$60.60	$60.79	$60.18	$61.77	$59.24	$62.54

Income from investment operations
Net investment income (loss)	0.85	1.61	1.60 [2]	1.64	1.69 [2]	1.49
Net realized and unrealized gains or losses on investments	(4.02)	(0.18)	0.62	(1.58)	2.56	(2.44)

Total from investment operations	(3.17)	1.43	2.22	0.06	4.25	(0.95)

Distributions to shareholders from
Net investment income	(0.85)	(1.62)	(1.61)	(1.65)	(1.72)	(1.56)
Net realized gains	0	0	0	0	0	(0.79)

Total distributions to shareholders	(0.85)	(1.62)	(1.61)	(1.65)	(1.72)	(2.35)

Net asset value, end of period	$56.58	$60.60	$60.79	$60.18	$61.77	$59.24

Total return[3]	(5.27)%	2.39%	3.70%	0.09%	7.26%	(1.56)%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,866	$11,629	$14,755	$19,854	$16,006	$5,090
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.68%[4]	1.68%	1.70%	1.68%[5]	1.72%[5]	1.71%[5]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.68%[4]	1.68%	1.70%	1.68%[5]	1.72%[5]	1.71%[5]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.68%[4]	1.65%	1.65%	1.64%	1.67%	1.68%
Interest and fee expense[6]	0.00%[4]	0.03%	0.05%	0.04%	0.05%	0.03%
Net investment income (loss)	2.93%[4]	2.68%	2.62%	2.68%	2.78%	2.58%
Portfolio turnover rate	17%	80%	75%	115%	100%	247%

1

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to July 14, 2003 are those of Class C shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized
5	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
6	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS I		2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$60.60	$60.79	$60.18	$61.77	$59.24	$62.54

Income from investment operations
Net investment income (loss)	1.12	2.21	2.21	2.24	2.32	2.13
Net realized and unrealized gains or losses on investments	(4.00)	(0.17)	0.60	(1.57)	2.55	(2.47)

Total from investment operations	(2.88)	2.04	2.81	0.67	4.87	(0.34)

Distributions to shareholders from
Net investment income	(1.14)	(2.23)	(2.20)	(2.26)	(2.34)	(2.17)
Net realized gains	0	0	0	0	0	(0.79)

Total distributions to shareholders	(1.14)	(2.23)	(2.20)	(2.26)	(2.34)	(2.96)

Net asset value, end of period	$56.58	$60.60	$60.79	$60.18	$61.77	$59.24

Total return	(4.79)%	3.43%	4.70%	1.10%	8.34%	(0.57)%

Ratios and supplemental data
Net assets, end of period (thousands)	$234,821	$331,698	$382,208	$394,473	$413,741	$441,869
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.68%[2]	0.68%	0.70%	0.68%[3]	0.72%[3]	0.71%[3]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.68%[2]	0.68%	0.70%	0.68%[3]	0.72%[3]	0.71%[3]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.68%[2]	0.65%	0.65%	0.64%	0.67%	0.68%
Interest and fee expense[4]	0.00%[2]	0.03%	0.05%	0.04%	0.05%	0.03%
Net investment income (loss)	3.90%[2]	3.67%	3.61%	3.68%	3.82%	3.59%
Portfolio turnover rate	17%	80%	75%	115%	100%	247%

1

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to July 14, 2003 are those of Class I shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2	Annualized
3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2008 (unaudited)	Year Ended May 31,

CLASS IS		2008	2007	2006	2005	2004[1,2]

Net asset value, beginning of period	$60.60	$60.79	$60.18	$61.77	$59.24	$60.85

Income from investment operations
Net investment income (loss)	1.08	2.06	2.03	2.08	2.19	1.80
Net realized and unrealized gains or losses on investments	(4.03)	(0.17)	0.63	(1.57)	2.52	(1.59)

Total from investment operations	(2.95)	1.89	2.66	0.51	4.71	0.21

Distributions to shareholders from
Net investment income	(1.07)	(2.08)	(2.05)	(2.10)	(2.18)	(1.82)

Net asset value, end of period	$56.58	$60.60	$60.79	$60.18	$61.77	$59.24

Total return	(4.91)%	3.17%	4.44%	0.85%	8.07%	0.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,410	$10,426	$12,092	$14,942	$17,008	$14,219
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.93%[3]	0.93%	0.95%	0.93%[4]	0.97%[4]	0.96%[3,4]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.93%[3]	0.93%	0.95%	0.93%[4]	0.97%[4]	0.96%[3,4]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.93%[3]	0.90%	0.90%	0.89%	0.92%	0.93%[3]
Interest and fee expense[5]	0.00%[3]	0.03%	0.05%	0.04%	0.05%	0.03%[3]
Net investment income (loss)	3.68%[3]	3.42%	3.37%	3.43%	3.57%	3.40%[3]
Portfolio turnover rate	17%	80%	75%	115%	100%	247%

1	For the period from July 11, 2003 (commencement of class operations), to May 31, 2004.
2

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. Class IS shares of Evergreen Offit National Fund did not exist prior to the transaction. As a result, accounting and performance information for Class IS shares commenced on July 11, 2003.

3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.0%
AIRPORT 4.7%
Denver, CO City & Cnty. Arpt. Sys. RB:
Ser. A, 5.00%, 11/15/2019, (Insd. by XL Capital Assurance)	$4,700,000	$4,724,863
Ser. A1, 5.25%, 11/15/2015	5,000,000	4,790,300
San Francisco, CA City & Cnty. Intl. Arpt. Commission RRB, Ser. 34E, 5.75%, 05/01/2021, (Insd. by FSA)	5,000,000	4,558,900

		14,074,063

CONTINUING CARE RETIREMENT COMMUNITY 0.2%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044, (Insd. by GNMA)	750,000	727,590

EDUCATION 2.1%
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A:
5.25%, 04/01/2020	1,000,000	960,530
5.25%, 04/01/2021	2,000,000	1,887,500
Rhode Island Hlth. & Edl. Bldg. RB, Providence Pub. Sch. Financing, Ser. A, 5.00%, 05/15/2022	2,425,000	2,369,928
Rio Grande City, TX Independent Construction Sch. Dist. Bldg. RB, 5.00%, 08/15/2021, (Gtd. by PSF)	1,090,000	1,101,107

		6,319,065

ELECTRIC REVENUE 3.3%
Florida Muni. Power Agcy. RB, Ser. A, 5.25%, 10/01/2020	5,000,000	4,954,900
Louisa, VA IDA PCRRB, Virginia Elec. & Power. Co. Proj., Ser. A, 5.375%, 11/01/2035	3,000,000	2,974,050
Titus Cnty., TX Fresh Water Supply Dist. No. 1 RB, Southwestern Elec. Power Co. Proj., 4.50%, 07/01/2011	2,000,000	1,971,120

		9,900,070

GENERAL OBLIGATION – LOCAL 28.8%
Bexar Cnty., TX GO, Flood Ctl. Tax, 5.25%, 06/15/2021, (Insd. by FSA)	1,990,000	2,028,805
Clark Cnty., NV Refunding GO, Flood Ctl.:
4.75%, 11/01/2020, (Insd. by FGIC)	2,350,000	2,330,918
4.75%, 11/01/2021, (Insd. by FGIC)	7,600,000	7,385,224
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	1,980,000	1,930,955
Clint, TX, Independent Sch. Dist. Bldg. GO, Ser. A, 5.00%, 08/15/2022, (Gtd. by PSF)	1,395,000	1,400,566
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020, (Insd. by FGIC)	1,055,000	1,021,957
Del Mar, TX College Dist. GO, 5.00%, 08/15/2021, (Insd. by MBIA)	2,035,000	2,039,803
Forney, TX GO, 5.25%, 02/15/2022, (Insd. by FSA)	1,690,000	1,713,271
Forney, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2020, (Gtd. by PSF)	2,100,000	2,144,331
5.00%, 08/15/2021, (Gtd. by PSF)	2,125,000	2,148,928
5.00%, 08/15/2022, (Gtd. by PSF)	2,080,000	2,088,299
Frisco, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2020, (Gtd. by PSF)	2,570,000	2,629,778
5.00%, 08/15/2022, (Gtd. by PSF)	2,830,000	2,849,272

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Frisco, TX Refunding GO, 4.75%, 02/15/2021, (Insd. by MBIA)	$3,125,000	$3,054,844
Garland, TX Refunding GO, 5.00%, 02/15/2021, (Insd. by FSA)	4,605,000	4,627,150
Grant Cnty., WA Sch. Dist. No. 161 GO, 5.00%, 12/01/2022, (Insd. by MBIA)	1,900,000	1,881,513
Harris Cnty., TX Flood Ctl. Dist. Refunding GO, Ser. A, 5.25%, 10/01/2021	9,260,000	10,394,813
Houston, TX Pub. Impt. Refunding GO, Ser. A, 5.00%, 03/01/2022, (Insd. by MBIA)	2,500,000	2,489,500
Imlay City, MI Cmnty. Sch. Dist. Refunding GO, 4.75%, 05/01/2020, (Insd. by MBIA)	1,575,000	1,566,716
Los Angeles, CA Univ. Sch. Dist. Refunding GO, Ser. B, 4.75%, 07/01/2019, (Insd. by FSA)	10,000,000	10,233,200
Mission City, TX Independent Sch. Dist. Bldg. GO, 5.00%, 02/15/2021, (Gtd. by PSF)	1,665,000	1,682,549
Montgomery Cnty., TX Ltd. Tax Refunding GO, 5.00%, 03/01/2022	2,250,000	2,240,550
New York, NY GO, Ser. B-1, 5.25%, 09/01/2020	3,000,000	2,998,950
New York, NY Unrefunded Balance GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	935,000	946,379
Northeast Texas Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/01/2021, (Gtd. by PSF)	3,000,000	3,042,600
5.00%, 08/01/2022, (Gtd. by PSF)	5,000,000	5,033,950
Tarrant Cnty., TX Ltd. Tax GO, 5.25%, 07/15/2022	1,320,000	1,348,301
Washington Cnty., MN Capital Impt. Plan GO, Ser. A, 5.00%, 02/01/2021	2,495,000	2,556,053
Will Cnty., IL Sch. Dist. No. 122 Refunding GO, Ser. E, 4.75%, 10/01/2022, (Insd. by FSA)	1,195,000	1,142,886

		86,952,061

GENERAL OBLIGATION – STATE 1.0%
Nevada Capital Impt. & Cultural Affairs GO, Ser. B, 5.00%, 12/01/2022, (Insd. by FGIC)	3,000,000	3,037,320

HOSPITAL 11.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B, 5.00%, 06/15/2018	4,000,000	3,904,160
Arizona Hlth. Facs. Auth. RB, Banner Hlth., Ser. D, 5.50%, 01/01/2019	5,000,000	4,920,000
California Hlth. Facs. Fin. Auth. RB, Providence Hlth. & Svcs., Ser. C, 5.75%, 10/01/2019	1,000,000	1,030,220
Illinois Fin. Auth. RB, Advocate Hlth. Care Network, Ser. D, 6.125%, 11/01/2023 #	3,000,000	2,907,270
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth., 5.00%, 11/01/2018	5,000,000	4,904,050
Jackson, TN Hosp. RRB, Jackson-Madison Proj., 5.25%, 04/01/2018	1,000,000	942,780
Kent, MI Hosp. Fin. Auth. RRB, Spectrum Hlth. Sys., Ser. A, 5.50%, 01/15/2047	6,000,000	6,044,820
Michigan Hosp. Fin. Auth. RRB, Trinity Health Credit Group, Ser. A-1, 6.00%, 12/01/2034	3,000,000	3,035,340
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,180,570

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Ohio Higher Edl. Facs. Commission RB, Cleveland Hlth. Clinic, Ser. A, 5.25%, 01/01/2020	$1,460,000	$1,413,441
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Methodist Le Bonheur, Ser. C, 5.25%, 06/01/2018	2,000,000	1,815,480

		34,098,131

HOUSING 4.2%
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	1,630,000	1,511,580
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	935,000	952,943
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA & GNMA)	1,425,000	1,433,635
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	780,000	792,035
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	140,000	147,839
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	155,000	156,707
New Jersey Hsg. & Mtge. Fin. Agcy. RB, Ser. AA, 5.25%, 10/01/2016	765,000	790,000
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. U, 4.80%, 10/01/2022	5,000,000	4,231,400
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by FHLMC, FNMA & GNMA)	215,000	218,881
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032, (Insd. by GNMA)	2,375,000	2,090,974
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	270,000	281,056

		12,607,050

INDUSTRIAL DEVELOPMENT REVENUE 7.3%
Appling Cnty., GA Dev. Auth. PCRRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	5,000,000	4,999,150
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Power Plant Proj., 5.05%, 11/01/2048	3,000,000	2,995,710
Courtland, AL Indl. Dev. Board Env. Impt. RRB, International Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	6,000,000	5,285,280
Jasper Cnty., IN PCRRB, 5.60%, 11/01/2016, (Insd. by MBIA)	4,000,000	3,808,280
Maine Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.65%, 02/01/2016	5,000,000	3,978,750
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	1,000,000	855,640

		21,922,810

LEASE 2.9%
New Jersey Bldg. Auth. RB, Ser. A, 5.00%, 06/15/2020	6,295,000	6,309,353
New Jersey Bldg. Auth. RRB, Ser. B, 5.00%, 06/15/2018	2,235,000	2,324,243

		8,633,596

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 2.4%
North Carolina Eastern Muni. Power Agcy. Sys. RRB, Ser. A, 5.25%, 01/01/2020	$4,000,000	$3,818,480
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.25%, 01/01/2019	3,500,000	3,344,005

		7,162,485

PRE-REFUNDED 6.6%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	3,530,000	3,951,411
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	2,995,000	3,654,829
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB,
Superconducting Super Collider Proj., 6.95%, 12/01/2012	11,405,000	12,449,014

		20,055,254

SALES TAX 2.1%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB Warrants, Ser. A:
5.25%, 01/01/2017	5,000,000	3,504,700
5.25%, 01/01/2019	4,000,000	2,801,960

		6,306,660

SPECIAL TAX 1.0%
New York, NY TFA RB, Future Tax, Ser. B, 5.25%, 08/01/2020	3,100,000	3,175,826

TOBACCO REVENUE 2.2%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2:
5.125%, 06/01/2024	4,365,000	3,183,482
6.50%, 06/01/2047	5,000,000	3,411,150

		6,594,632

TRANSPORTATION 14.3%
Harris Cnty., TX Toll Road RB, Ser. A, 4.75%, 08/15/2022, (Insd. by MBIA)	1,125,000	1,101,398
Metropolitan New York Trans. Auth. RB:
Ser. A:
5.00%, 11/15/2020	8,915,000	8,560,985
5.00%, 11/15/2021	6,510,000	6,152,666
Ser. B, 5.00%, 11/15/2022	5,355,000	5,007,032
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	7,850,000	8,120,668
New York Tollway Auth. Second Gen. Hwy. & Bridge Funding RB, Ser. A, 5.00%, 04/01/2020	5,650,000	5,772,549
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.00%, 11/15/2022	2,500,000	2,466,350
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/2022, (Insd. by XL Capital Assurance, Inc.) ##	6,450,000	6,009,529

		43,191,177

UTILITY 0.9%
Denton, TX Util. Sys. RRB, 5.00%, 12/01/2020, (Insd. by FSA)	2,670,000	2,699,076

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 4.7%
Arizona Water Infrastructure Fin. Auth. RB, Ser. A, 5.00%, 10/01/2022	$1,310,000	$1,324,738
Beaumont, TX Waterworks & Sewer Sys. RRB, 5.00%, 09/01/2021, (Insd. by FSA)	2,635,000	2,641,508
Cleveland, OH Waterworks RRB, Ser. P, 5.00%, 01/01/2022	2,350,000	2,340,952
Miami-Dade Cnty., FL Water & Sewer RB, Ser. C, 5.25%, 10/01/2022 #	3,000,000	2,844,210
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	4,975,651

		14,127,059

Total Investments (cost $319,340,467) 100.0%		301,583,925
Other Assets and Liabilities 0.0%		(45,631)

Net Assets 100.0%		$301,538,294

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TFA	Transitional Finance Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2008:

Texas	24.8%
New York	10.6%
New Jersey	8.3%
Ohio	5.8%
California	5.2%
Michigan	4.4%
Nevada	4.2%
Alabama	3.8%
Florida	3.5%
Indiana	3.4%
Colorado	3.2%
South Carolina	3.1%
Georgia	2.6%
Illinois	2.6%
Arizona	2.1%
Maine	1.3%
North Carolina	1.3%
Pennsylvania	1.3%
South Dakota	1.3%
Minnesota	1.2%
Arkansas	1.1%
Virginia	1.0%
Tennessee	0.9%
Rhode Island	0.8%
Washington	0.6%
Mississippi	0.5%
Iowa	0.3%
Missouri	0.3%
Massachusetts	0.2%
New Hampshire	0.1%
New Mexico	0.1%
Oklahoma	0.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2008:

AAA	46.9%
AA	24.7%
A	19.8%
BBB	8.6%

100.0%

The following table shows the percent of total investments based on effective maturity as of November 30, 2008:

Less than 1 year	0.7%
1 to 3 year(s)	2.3%
3 to 5 years	8.2%
5 to 10 years	20.4%
10 to 20 years	65.4%
20 to 30 years	1.6%
Greater than 30 years	1.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $319,340,467)	$301,583,925
Receivable for securities sold	5,226,290
Receivable for Fund shares sold	10,685
Interest receivable	4,449,385
Prepaid expenses and other assets	55,886

Total assets	311,326,171

Liabilities
Dividends payable	792,861
Payable for securities purchased	5,821,320
Payable for Fund shares redeemed	730,703
Demand note payable	1,584,534
Due to custodian bank	799,683
Advisory fee payable	12,201
Distribution Plan expenses payable	2,400
Due to other related parties	2,524
Accrued expenses and other liabilities	41,651

Total liabilities	9,787,877

Net assets	$301,538,294

Net assets represented by
Paid-in capital	$345,635,680
Overdistributed net investment income	(551,576)
Accumulated net realized losses on investments	(25,789,268)
Net unrealized losses on investments	(17,756,542)

Total net assets	$301,538,294

Net assets consists of
Class A	$40,808,360
Class B	6,633,316
Class C	9,866,498
Class I	234,820,589
Class IS	9,409,531

Total net assets	$301,538,294

Shares outstanding (unlimited number of shares authorized)
Class A	721,303
Class B	117,247
Class C	174,396
Class I	4,150,550
Class IS	166,318

Net asset value per share
Class A	$56.58
Class A — Offering price (based on sales charge of 4.75%)	$59.40
Class B	$56.58
Class C	$56.58
Class I	$56.58
Class IS	$56.58

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2008 (unaudited)

Investment income
Interest	$8,391,879
Income from affiliate	73,899

Total investment income	8,465,778

Expenses
Advisory fee	892,573
Distribution Plan expenses
Class A	57,836
Class B	37,228
Class C	54,048
Class IS	12,407
Administrative services fee	184,499
Transfer agent fees	32,126
Trustees’ fees and expenses	3,145
Printing and postage expenses	16,148
Custodian and accounting fees	52,738
Registration and filing fees	48,118
Professional fees	18,890
Interest expense	2,999
Other	5,649

Total expenses	1,418,404
Less: Expense reductions	(2,998)
Fee waivers	(128)

Net expenses	1,415,278

Net investment income	7,050,500

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(4,273,256)
Net change in unrealized gains or losses on investments	(21,336,552)

Net realized and unrealized gains or losses on investments	(25,609,808)

Net decrease in net assets resulting from operations	$(18,559,308)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2008 (unaudited)		Year Ended May 31, 2008

Operations
Net investment income		$7,050,500		$16,446,114
Net realized losses on investments		(4,273,256)		(3,400,923)
Net change in unrealized gains or losses on investments		(21,336,552)		1,763,971

Net increase (decrease) in net assets resulting from operations		(18,559,308)		14,809,162

Distributions to shareholders from
Net investment income
Class A		(839,502)		(1,933,424)
Class B		(107,176)		(236,747)
Class C		(155,701)		(349,090)
Class I		(5,688,898)		(13,558,083)
Class IS		(180,183)		(399,533)

Total distributions to shareholders		(6,971,460)		(16,476,877)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	128,628	7,501,791	211,372	12,833,238
Class B	11,104	638,439	15,843	965,732
Class C	18,794	1,112,704	36,731	2,238,140
Class I	304,963	17,790,341	1,589,149	96,640,067
Class IS	56	3,252	48,633	2,984,924

		27,046,527		115,662,101

Net asset value of shares issued in reinvestment of distributions
Class A	9,576	558,081	21,058	1,274,364
Class B	1,289	75,157	2,760	166,969
Class C	1,359	79,182	2,907	175,872
Class I	6,469	378,334	15,282	924,665
Class IS	1,467	85,455	3,308	200,317

		1,176,209		2,742,187

Automatic conversion of Class B shares to Class A shares
Class A	2,791	157,829	2,262	137,846
Class B	(2,791)	(157,829)	(2,262)	(137,846)

		0		0

Payment for shares redeemed
Class A	(247,013)	(14,206,024)	(405,804)	(24,713,950)
Class B	(26,976)	(1,552,203)	(41,329)	(2,497,039)
Class C	(37,662)	(2,218,097)	(90,463)	(5,494,229)
Class I	(1,634,530)	(94,796,103)	(2,418,283)	(146,599,414)
Class IS	(7,252)	(427,297)	(78,820)	(4,836,991)

		(113,199,724)		(184,141,623)

Net decrease in net assets resulting from capital share transactions		(84,976,988)		(65,737,335)

Total decrease in net assets		(110,507,756)		(67,405,050)
Net assets
Beginning of period		412,046,050		479,451,100

End of period		$301,538,294		$412,046,050

Overdistributed net investment income		$(551,576)		$(630,616)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.27% as average daily net assets increase. For the six months ended November 30, 2008, the advisory fee was equivalent to an annual rate of 0.48% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo & Company (“Wells Fargo”) and Wachovia announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2008, EIMC voluntarily waived its advisory fee in the amount of $128.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended November 30, 2008, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the six months ended November 30, 2008, EIS received $1,579 from the sale of Class A shares and $24,963 and $1,082 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $60,418,544 and $128,073,183, respectively, for the six months ended November 30, 2008.

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	301,583,925
Level 3 – Significant Unobservable Inputs	0

Total	$301,583,925

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On November 30, 2008, the aggregate cost of securities for federal income tax purposes was $319,340,467. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,867,620 and $19,624,162, respectively, with a net unrealized depreciation of $17,756,542.

As of May 31, 2008, the Fund had $20,477,492 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2016

$4,792,802	$2,023,822	$11,298,465	$2,362,403

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2008, the Fund incurred and elected to defer post-October losses of $1,072,096.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the six months ended November 30, 2008, the Fund had average borrowings outstanding of $133,289 (on an annualized basis) at an average rate of 2.25% and paid interest of $2,999.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, certain Evergreen funds, EIMC and certain of EIMC’s affiliates are currently, and may in the future be, subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and EIS concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FASB Staff Position (1) amends FASB Statement No. 133 to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument (2) amends FASB Interpretation No. 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee and (3) clarifies the effective date of FAS 161. This FASB Staff Position is effective for reporting periods (annual or interim) ending after November 15, 2008. The adoption of this FASB Staff Position did not require additional disclosures to the Fund’s financial statements.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Intermediate Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees

ADDITIONAL INFORMATION (unaudited) continued

considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio

ADDITIONAL INFORMATION (unaudited) continued

management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted

ADDITIONAL INFORMATION (unaudited) continued

that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by

ADDITIONAL INFORMATION (unaudited) continued

EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class I shares (the Fund’s oldest share class) had outperformed the Fund’s benchmark index, the Barclays Capital Five-Year Municipal Bond Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees also noted that, for the one-year period ended December 31, 2007, the Fund’s Class I shares had underperformed the Fund’s benchmark index and performed in the fourth quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s portfolio management team had recently changed and that Evergreen noted that liquidity issues in the municipal bond market have limited the opportunities for the new portfolio manager. The Trustees concluded that the remedial measures being undertaken by EIMC in light of the Fund’s relative underperformance were at least sufficient to allow the Trustees to continue the advisory agreements.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the Fund’s management fee was higher than the management fees paid by most of the other mutual funds against

ADDITIONAL INFORMATION (unaudited) continued

which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds’ investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia’s issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to

ADDITIONAL INFORMATION (unaudited) continued

as “Interim Agreements.”) In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the “New Agreements”) and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds’ existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds’ investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC’s parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds’ investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

•

Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;

•

Information about Wells Fargo’s financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo’s infrastructure, resources and capabilities;

•	That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds’ existing advisory fees or expense limitations;

ADDITIONAL INFORMATION (unaudited) continued

•

That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;

•	That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
•

That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;

•	That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
•	Wells Fargo’s experience and approach with respect to acquisitions of other fund complexes;
•

The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;

•	That EIMC’s management supports the merger; and
•

That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo’s acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not “interested persons” of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564618 rv6 01/2009

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:

W. Douglas Munn Principal Executive Officer

Date: February 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

W. Douglas Munn Principal Executive Officer

Date: February 2, 2009

By:

Kasey Phillips Principal Financial Officer

Date: February 2, 2009